Allowance for doubtful accounts (Details 2) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan receivable
Balance at beginning of year	₩ 1,200	₩ 1,200	₩ 1,200
Provision for allowances	10	0	0
Balance at end of year	₩ 1,210	₩ 1,200	₩ 1,200